Discontinued Operations (Details) - Schedule of assets and liabilities of the discontinued group - Discontinued Operations [Member] - 365 Cannabis [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations (Details) - Schedule of assets and liabilities of the discontinued group [Line Items]
Cash and restricted cash	$ 305,500	$ 1,354,899
Accounts receivable, net	112,444	530,086
Prepaid expenses & other current assets	578,393	258,042
Fixed assets	63,764	87,123
Capitalized software, net	828,555	371,023
Intangible assets, net	3,241,372	15,056,111
Total assets held for sale	5,130,028	31,765,368
Accounts payable, accrued expenses and other current liabilities	1,034,426	677,747
Deferred revenue	994,713	2,672,019
Deferred revenue, noncurrent	217,083	336,773
Total liabilities held for sale	$ 2,246,222	$ 3,686,539